Risk Report - Credit Risk Exposure - Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions		Dec. 31, 2022		Dec. 31, 2021
Maximum exposure to credit risk [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		€ 178,897	[1]	€ 192,025	[2]
Interbank balances (w/o central banks)		7,199	[1]	7,345	[2]
Central bank funds sold and securities purchased under resale agreements		11,479	[1]	8,370	[2]
Securities borrowed		0	[1]	63
Loans		495,979	[1]	476,827
Other assets subject to credit risk	[3]	98,336		83,313	[2],[4],[5],[6]
Total financial assets at amortized cost	[7]	791,891	[1]	767,942	[2],[8]
Trading assets		90,180	[1]	97,080	[2],[9]
Positive market values from derivative financial instruments		299,856		299,732	[9]
Non-trading financial assets mandatory at fair value through profit or loss		88,799	[1]	87,873	[2],[9]
Of which: [Abstract]
Securities purchased under resale agreement		63,855	[1]	59,931
Securities borrowed		17,414	[1]	18,355
Loans		1,037	[1]	895
Financial assets designated at fair value through profit or loss		168	[1]	140	[2],[9]
Total financial assets at fair value through profit or loss	[10]	479,002	[1]	484,825	[2],[9]
Financial assets at fair value through other comprehensive income		31,675	[1]	28,979
Of which: [Abstract]
Securities purchased under resale agreement		2,156	[1]	1,231
Loans		4,069	[1]	4,370
Financial guarantees and other credit related contingent liabilities	[11]	67,214	[1]	59,394
Revocable and irrevocable lending commitments and other credit related commitments	[11]	251,021	[1]	234,432	[12],[13]
Total off-balance sheet		318,234	[1]	293,825
Maximum exposure to credit risk		1,620,803	[1]	1,575,572
Subject to Impairment [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		178,897		192,025
Interbank balances (w/o central banks)		7,199		7,345
Central bank funds sold and securities purchased under resale agreements		11,479		8,370
Securities borrowed		0		63
Loans		495,979		476,827
Other assets subject to credit risk	[3]	93,221		79,669	[4],[5],[6]
Total financial assets at amortized cost	[7]	786,776		764,298
Of which: [Abstract]
Financial assets at fair value through other comprehensive income		31,675		28,979
Of which: [Abstract]
Securities purchased under resale agreement		2,156		1,231
Loans		4,069		4,370
Financial guarantees and other credit related contingent liabilities		67,214		59,394	[11]
Revocable and irrevocable lending commitments and other credit related commitments		249,959		233,754	[11],[13]
Total off-balance sheet		317,173	[11]	293,148
Maximum exposure to credit risk		1,135,624		1,086,425
Netting [Member]
Financial assets at amortized cost [Abstract]
Central bank funds sold and securities purchased under resale agreements		700
Other assets subject to credit risk	[3]	29,171		30,639	[4],[5],[6]
Total financial assets at amortized cost		29,871		30,639	[7]
Positive market values from derivative financial instruments		227,361		238,412	[9]
Non-trading financial assets mandatory at fair value through profit or loss		2,480		2,176	[9]
Of which: [Abstract]
Securities purchased under resale agreement		2,480		2,176
Total financial assets at fair value through profit or loss		229,841		240,588	[9],[10]
Of which: [Abstract]
Maximum exposure to credit risk		259,712		271,227
Collateral [Member]
Financial assets at amortized cost [Abstract]
Central bank funds sold and securities purchased under resale agreements		10,771		8,070
Securities borrowed				63
Loans		269,428		247,109
Other assets subject to credit risk	[3]	871		709	[4],[5],[6]
Total financial assets at amortized cost	[7]	281,070		255,951
Trading assets		1,573		2,217	[9]
Positive market values from derivative financial instruments		53,290		41,692	[9]
Non-trading financial assets mandatory at fair value through profit or loss		78,920		75,960	[9]
Of which: [Abstract]
Securities purchased under resale agreement		61,376		57,755
Securities borrowed		17,300		17,978
Loans		78		190	[9]
Total financial assets at fair value through profit or loss		133,783		119,869	[9],[10]
Financial assets at fair value through other comprehensive income		2,622		2,097	[13]
Of which: [Abstract]
Securities purchased under resale agreement		1,732		1,186	[13]
Loans		11		20	[13]
Financial guarantees and other credit related contingent liabilities		4,738		3,077	[11]
Revocable and irrevocable lending commitments and other credit related commitments		24,769		18,545	[11]
Total off-balance sheet		29,507	[11]	21,622
Maximum exposure to credit risk		446,982		399,538
Guarantees and Credit derivatives [Member]
Financial assets at amortized cost [Abstract]
Loans	[14]	38,899		33,353	[15]
Other assets subject to credit risk	[3]	317		206	[4],[5],[6],[14],[15]
Total financial assets at amortized cost	[7],[14]	39,216		33,559	[8],[15]
Trading assets	[14]	1,264		1,091	[9],[15]
Positive market values from derivative financial instruments		6		37	[9],[15]
Non-trading financial assets mandatory at fair value through profit or loss	[14]	69		187	[9],[15]
Of which: [Abstract]
Loans		46		187	[9],[14],[15]
Financial assets designated at fair value through profit or loss		94		82	[9],[14],[15]
Total financial assets at fair value through profit or loss		1,433		1,398	[10],[14],[15]
Financial assets at fair value through other comprehensive income		879	[10]	891	[9],[15]
Of which: [Abstract]
Loans		879		891	[15]
Financial guarantees and other credit related contingent liabilities		7,482		6,857	[11],[15]
Revocable and irrevocable lending commitments and other credit related commitments	[11]	5,694		5,888	[15]
Total off-balance sheet		13,176	[11]	12,746	[12],[15]
Maximum exposure to credit risk		54,704		48,593	[15]
Total credit enhancements [Member]
Financial assets at amortized cost [Abstract]
Central bank funds sold and securities purchased under resale agreements		11,471		8,070
Securities borrowed				63
Loans		308,327		280,462
Other assets subject to credit risk	[3]	30,359		31,555	[4],[5],[6]
Total financial assets at amortized cost	[7]	350,158		320,149
Trading assets		2,837		3,308	[9]
Positive market values from derivative financial instruments		280,657		280,140	[9]
Non-trading financial assets mandatory at fair value through profit or loss		81,469		78,324	[9]
Of which: [Abstract]
Securities purchased under resale agreement		63,855		59,931
Securities borrowed		17,300		17,978
Loans		124		378
Financial assets designated at fair value through profit or loss		94		82	[9]
Total financial assets at fair value through profit or loss		365,057		361,854	[9],[10]
Financial assets at fair value through other comprehensive income		3,500		2,988
Of which: [Abstract]
Securities purchased under resale agreement		1,732		1,186
Loans		890		911
Financial guarantees and other credit related contingent liabilities		12,220		9,934	[11]
Revocable and irrevocable lending commitments and other credit related commitments		30,463		24,433	[11]
Total off-balance sheet		42,683	[11]	34,368
Maximum exposure to credit risk		€ 761,398		€ 719,359

[1]	Does not include credit derivative notional sold (€ 738,733 million) and credit derivative notional bought protection
[2]	Does not include credit derivative notional sold (€ 491,407 million) and credit derivative notional bought protection
[3]	Includes Asset Held for Sale regardless of accounting classification
[4]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[6]	Includes Asset Held for Sale regardless of accounting classification
[7]	All amounts at gross value before deductions of allowance for credit losses
[8]	All amounts at gross value before deductions of allowance for credit losses
[9]	Excludes equities, other equity interests and commodities
[10]	Excludes equities, other equity interests and commodities
[11]	Figures are reflected at notional amounts
[12]	Figures are reflected at notional amounts
[13]	Prior year’s comparatives aligned to presentation in the current year
[14]	Bought Credit protection is reflected with the notional of the underlying
[15]	Bought Credit protection is reflected with the notional of the underlying